Other non-current assets and other non-current financial assets	12 Months Ended
Dec. 31, 2019
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Other non-current assets and other non-current financial assets
Note 14. Other
non-current
assets and other
non-current
financial assets
14.1 Other
Non-Current
Assets:

	2019		2018
Non-current prepaid advertising expenses	Ps.	341	Ps.	388
Guarantee deposits (1)		1,553		1,647
Prepaid bonuses		225		247
Advances to acquire property, plant and equipment		203		233
Shared based payment		234		160
Indemnifiable contingencies from business combinations (2)		2,948		3,336
Recoverable tax		515		395
Other		18		66

	Ps.	6,037	Ps.	6,472

(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 26.
(2)	Corresponds to indemnification assets that are warranted by former Vonpar owners as per the share purchase agreement.
14.2 Other
Non-Current
Financial Assets:

	2019		2018
Other non-current financial assets	Ps.	195	Ps.	226
Derivative financial instruments (See Note 21)		9		1,897

	Ps.	204	Ps.	2,123

Non-current
accounts receivable to be held to maturity and the investment in other entities as well as financial derivative instruments are classified as FVOCI financial assets.